Note 7 - Property, Manufacturing Facility and Equipment	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.    PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	December 31, 2012			June 30, 2013
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,686	1,559	1,127	2,820	1,601	1,219
Plant and machinery	15,553	11,352	4,201	15,830	11,802	4,028
Industrial equipment	1,765	1,248	517	1,768	1,289	479
Other	883	571	312	893	574	319
Leasehold improvements	1,310	553	757	1,316	638	678
Internally Developed Software	750	300	450	752	325	427
Construction in progress	85	-	85	182	-	182
	€23,032	15,583	7,449	23,561	16,229	7,332

As of December 31, 2012 and June 30, 2013, property, manufacturing facility and equipment included €460 attributed to lab instruments acquired under capital lease agreements. The related accumulated depreciation at December 31, 2012 and June 30, 2013 was €276 and €299, respectively.